Statements of Changes in Net Assets Available for Benefits - 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer contributions	$ 5,366,803	$ 4,631,436
Employee contributions	10,443,943	10,593,356
Rollovers	4,157,619	1,290,427
Total contributions	19,968,365	16,515,219
Interest income on notes receivable from participants	326,215	293,047
Investment income:
Interest and dividends	2,983,978	6,497,575
Net realized and unrealized gain on investments	27,045,505	25,112,449
Net investment income	30,029,483	31,610,024
Total additions	50,324,063	48,418,290
Deductions:
Benefits paid to participants	36,335,110	37,700,281
Administrative and other expenses	109,928	70,576
Total deductions	36,445,038	37,770,857
Net increase	13,879,025	10,647,433
Net assets available for benefits at beginning of year	275,840,539	265,193,106
Net assets available for benefits at end of year	$ 289,719,564	$ 275,840,539